Derivatives	9 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
6 - Derivatives
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risk. Certain forecasted transactions, specifically GBP denominated cash flows in the form of payroll and selling, general and administrative expenses are exposed to foreign currency risk.
As of December 31, 2023, the notional value of outstanding foreign currency forward contracts was £343.0 million and the fair value was $9.1 million. As of March 31, 2023, the notional value of outstanding foreign currency forward contracts was £340.0 million and the fair value was $9.3 million.
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

(in millions)	As of December 31, 2023	As of March 31, 2023
Designated as cash flow hedges
Foreign currency forward contracts	$428	$411

The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
(in millions)	As of December 31, 2023	As of March 31, 2023	As of December 31, 2023	As of March 31, 2023
Designated as cash flow hedges
Foreign currency forward contracts	$10	$10	$1	$1
Cash Flow Hedge Gains (Losses)
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Condensed Consolidated Statements of Comprehensive Income:
Gains (losses) recognized in Accumulated other comprehensive income on cash flow hedge derivatives	$17	$31	$15	$(1)
(Gains) losses reclassified from Accumulated other comprehensive income into income	—	2	(16)	6
Tax benefit (expense) on cash flow hedges	(4)	(8)	—	(1)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$13	$25	$(1)	$4
Condensed Consolidated Income Statements, before tax:		—
Research and development	$—	$(1)	$9	$(3)
Selling, general and administrative expenses	$—	$(1)	$7	$(3)
(1)    All amounts reported in accumulated other comprehensive income at the reporting date are expected to be reclassified into earnings within the next 12 months.
For the three and nine months ended December 31, 2023 and 2022, the Company’s cash flow hedges were highly effective with immaterial amounts of ineffectiveness recorded in the Condensed Consolidated Income Statements for these designated cash flow hedges and all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
Non-designated Hedging Instrument Gains (Losses)
The following table presents net gains (losses) on derivatives not designated as hedging instruments recorded in non-operating income (loss), net on the Condensed Consolidated Income Statements:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Foreign currency forward contracts	$—	$—	$—	$(30)
The Company classifies foreign currency forward contracts as Level 2 fair value measurements pursuant to the fair value hierarchy. See Note 7 - Fair Value, for further details.